U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 2, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Country Mutual Funds Trust (the “Trust”) File Nos. (333-68270) and (811-10475)

Dear Sir or Madam

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Country Growth Fund and the Country Bond Fund, hereby certifies that the form of its Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 28, 2010, and filed electronically via EDGAR as Post-Effective Amendment No. 29 to the Trust’s Registration Statement on Form N-1A on October 28, 2010.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely yours,

/s/Edward Paz

Edward Paz, Esq.
For U.S. Bancorp Fund Services, LLC